Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables related to operating, general and administrative expenses	$ 53,913	$ 35,740
Trade payables related to capital expenditures	1,591	2,160
Other provisions	9,312	6,475
Acquisitions of mining interests	623	1,609
DSU liability	3,894	826
Other taxes payable	15	472
Total	$ 69,348	$ 47,282